Provisions and contingencies - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Provisions
Provisions at beginning of period	$ 203	$ 281
Charge to income statement	64	135
Release to income statement	(18)	(30)
Unwinding of discount	4	6
Utilised	(99)	(187)
Exchange adjustment	2	(2)
Provisions at end of period	156	203
Restructuring and rationalisation provisions
Changes in Provisions
Provisions at beginning of period	59	91
Charge to income statement	49	123
Release to income statement	(2)
Utilised	(86)	(153)
Exchange adjustment	2	(2)
Provisions at end of period	22	59
Metal-on-metal
Changes in Provisions
Provisions at beginning of period	113	149
Release to income statement	(9)	(28)
Unwinding of discount	4	6
Utilised	(11)	(14)
Provisions at end of period	97	113
Legal and other provisions
Changes in Provisions
Provisions at beginning of period	31	41
Charge to income statement	15	12
Release to income statement	(7)	(2)
Utilised	(2)	(20)
Provisions at end of period	$ 37	$ 31